FINANCIAL STATEMENTS

DECEMBER 31, 2020

 DECEMBER 31, 2020

TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firm

1

Statement of Financial Condition

December 31, 2020

2

Statement of Operations

For the year ended December 31, 2020

3

Statement of Changes in Member’s Equity

For the year ended December 31, 2020

4

Statement of Cash Flows

For the year ended December 31, 2020

5

Notes to the Financial Statements

6 - 8

Supplemental Information

9 - 11

Hobe & Lucas

Certified Public Accountants, Inc.

                                                                                                                                                                      4807 Rockside Road, Suite 510   (P) 216.524.8900

                                                                                                                                                                       Independence, Ohio  44131         (F) 216.524.8777

                                                                                                                                                                                                   www.hobe.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Member of

Broadview Heights, Ohio

We have reviewed management’s statements, included in the accompanying Statement of Exemption Pursuant to Rule 15c3-3, in which (1)  identified the following provisions of 17 C.F.R. §15c3-3(k) under which  claimed an exemption from 17 C.F.R. §240.15c3-3(k)(2)(ii) (the “exemption provisions”) and (2)  stated that  met the identified exemption provisions throughout the most recent fiscal year without exception.  ’s management is responsible for compliance with the exemption provisions and its statements.

Our review was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) and, accordingly, included inquiries and other required procedures to obtain evidence about ’s compliance with the exemption provisions.  A review is substantially less in scope than an examination, the objective of which is the expression of an opinion on management’s statements.  Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to management’s statements referred to above for them to be fairly stated, in all material respects, based on the provisions set forth in paragraph (k)(2)(ii) of Rule 15c3-3 under the Securities Exchange Act of 1934.

Independence, Ohio

February 13,

INDEPENDENT MEMBER

B K R

        INTERNATIONAL

FIRMS IN PRINCIPAL CITIES WORLDWIDE

ARBOR COURT CAPITAL, LLC
STATEMENT OF FINANCIAL CONDITION
December 31, 2020

ASSETS

Current Assets
Cash and cash equivalents	$ 460,729
Accounts receivable	25,953
Prepaid CRD account	5,371
Prepaid expenses	14,924

Total Current Assets	506,977

Other Assets
Goodwill	22,500

Total Other Assets	22,500

Total Assets	$ 529,477

LIABILITIES AND MEMBER'S EQUITY

Liabilities
Accounts Payable	$ 1,960

Total Liabilities	1,960

Member's Equity
Member's Equity	$ 527,517

Total Liabilities and Member's Equity	$ 529,477

See accompanying notes to financial statements.

ARBOR COURT CAPITAL, LLC
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2020

Revenue
Compliance services	$ 11,491
Distribution services	170,591
12b-1 Fees	2,256
Markup income	5,528
Fees	2,475
192,341

Expenses
Website Archiving	50
Commissions	423
Education	270
Payroll Expense	37,333
Email	1,944
FINRA Licenses and Permits	825
FINRA Registration Fees	16,974
Insurance	1,532
Professional Fees - Accounting	6,000
Rent	3,996
Computer & Copy Expense	505
Telephone	400
Utilities	439
Signature Guarantee	785
SIPC	295
Other Expenses	235
Total Expenses	72,006

Net Income (Loss) from Operations	120,335

Other Income
Interest income	1,510
Total Other Income	1,510

Net Income (Loss)	$ 121,845

See accompanying notes to financial statements.

ARBOR COURT CAPITAL, LLC
STATEMENT OF CHANGES IN MEMBER'S EQUITY
FOR THE YEAR ENDED DECEMBER 31, 2020

Beginning Balance	$ 405,672

Net Income	121,845

Ending Balance	$ 527,517

See accompanying notes to financial statements.

ARBOR COURT CAPITAL, LLC
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2020

Cash Flows From Operating Activities:
Net income	$ 121,845
Adjustments to reconcile net income to net cash provided by operating activities
(Increase) decrease in assets:
Prepaid expenses and other current assets	725
Accounts receivable	(3,122)
Net Cash Provided by Operating Activities	119,448

Net Increase in Cash and Cash Equivalents	119,448

Cash and Cash Equivalents - January 1, 2020	341,281

Cash and Cash Equivalents - December 31, 2020	$ 460,729

Supplemental Disclosure of Cash Flow Information:
Interest paid	$ -
Income taxes paid	$ -

See accompanying notes to financial statements.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

ORGANIZATION

 (the Company) is a FINRA registered broker dealer whose primary function is to serve as distributor for mutual funds.  The broker dealer functions as distributor whose job is to review mutual funds advertising for adherence to FINRA compliance standards, to engage other dealers in order to place our client’s funds onto brokerage platforms, and to provide new mutual funds with membership into the National Securities Clearing Corporation (NSCC) in order to access to the FundSERV platform. NSCC membership is a time consuming application process, however, the firm is experienced with the process and FundSERV eligibility will allow the Company’s mutual fund clients to clear mutual fund transactions electronically across the most popular brokerage platforms on Wall Street.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Income Taxes

The Company is a limited liability company. Its member is taxed on the Company’s taxable income. No provision for federal or state income taxes has been included in the financial statements.

Reporting periods ending December 31, 2017, December 31, 2018 and December 31, 2019, and December 31, 2020 are subject to examination by major taxing authorities.

Cash and Cash Equivalents

The Company considers financial instruments with an original maturity of less than 90 days to be cash equivalents.

Goodwill

Goodwill is reviewed for possible impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the entity’s carrying value is greater than its fair value.  At December 31, 2020, the Company determined that fair value of the goodwill was greater than its carrying value.  Accordingly, no impairment was recorded for the year ended December 31, 2020.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Accounts Receivable

The Company uses the reserve method of accounting for bad debts. The allowance for doubtful accounts was $0 at December 31, 2020.

Revenue Recognition

ASU 2014-09 provides a five step model to revenue recognition:

Step 1:

Identify the contract(s) with a customer;

Step 2:

Identify the performance obligations in the contract:

Step 3:

Determine the transaction price;

Step 4:

Allocate the transaction price to the performance obligations in the contract;

Step 5:

Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company applies this model to its broker dealer revenue streams.

Revenue is recognized using the accrual basis of accounting.  Each client is identified by contract.  The services to be provided are outlined in the contract.  Services that are provided include reviewing marketing material to ensure FINRA compliance, and holding licenses for investment advisers.  No fees are collected when the contract is signed.  Fees will be collected after the first full month of service.  The services are ongoing, and billed at a monthly rate set forth in the contract.  The Company invoices each client at the end of the month.  This invoice includes out of pocket expenses incurred during the month and the client’s monthly fee.  When the invoice is sent, the revenue is then recognized.

The recognition and measurement of revenue is based on the assessment of individual contract terms.  Significant judgement is required to determine whether performance obligations are satisfied at a point in time or over time; how to allocate transaction prices where multiple performance obligations are identified; when to recognize revenue based on the appropriate measure of the Company’s progress under the contract; and whether constraints on variable consideration should be applied due to uncertain future events.

COMMITMENTS / RELATED PARTIES

The Company’s affiliate, Mutual Shareholder Services LLC (“MSS”), has an expense sharing agreement for office facilities in Suite 400.  This expense sharing agreement covers the cost of rent, offices supplies, insurance, utilities, telephone, computer usage, and copy machines.  The monthly fee for these expenses is $500.  As of December 31, 2020 Arbor Court Capital, LLC owes $0 to MSS.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

Greg Getts is the President of Arbor Court Capital, LLC and also an interested trustee of the MSS Series Trust.  A client of Arbor Court Capital, LLC, CCA Aggressive Return Fund, Footprints Discover Value Fund, and AINN Fund are series of the MSS Series Trust and therefore are related parties.  During the year ended December 31, 2020, CCA Aggressive Return Fund, Footprints Discover Value Fund, and AINN Fund paid Arbor Court Capital, LLC $15,142 for distribution services performed during the year.  At December 31, 2020, Footprints Discover Value Fund, and AINN Fund owed $400 to Arbor Court Capital, LLC.

NET CAPITAL PROVISION OF RULE 15c3-1

The Company is subject to the Securities and Exchange Commission (SEC) uniform net capital rule (Rule 15c3-1) which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1.  At December 31, 2020,  had net capital of $458,769 which was $453,769 in excess of its required net capital of $5,000.  ’s ratio of aggregate indebtedness to net capital was 0.43%.

EXEMPTION FROM RULE 15c3-3

Arbor Court Capital, LLC is exempt from SEC Rule 15c3‐3 (SEC Customer Protection Rule) pursuant to exemptive paragraph 15c3‐3(k)(2)(ii).

CONCENTRATION OF CREDIT RISK

The Company maintains cash in financial institutions which may, from time to time exceed the federally insured level.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Company through the issuance of these financial statements dated February 13, 2021 and has noted no such events requiring disclosure.

SUPPLEMENTAL INFORMATION

PURSUANT TO RULE 17a-5 OF THE

SECURITIES EXCHANGE ACT OF 1934

DECEMBER 31, 2020

COMPUTATION FOR DETERMINATION OF RESERVE REQUIREMENTS

AND INFORMATION RELATING TO POSSESSION OR CONTROL

REQUIREMENTS PURSUANT TO RULE 15c3-3 OF THE

SECURITIES AND EXCHANGE COMMISSION

DECEMBER 31, 2020

The Company is not required to present the schedule “Computation for Determination of Reserve Requirements under Rule 15c3-3” and “Information for Possession or Control Requirements Under Rule 15c3-3” as it meets the exemptive provisions of Rule 15c3-3.

Schedule I
ARBOR COURT CAPITAL, LLC
COMPUTATION OF NET CAPITAL
PURSUANT TO RULE 15c3-1 OF THE
SECURITIES AND EXCHANGE COMMISSION
DECEMBER 31, 2020

Net Capital
Total members' equity from statement of financial condition	$ 527,517

Less: Non-allowable assets:
Prepaid Expenses	(5,371)
Accounts receivable	(25,953)
Other Prepaids	(14,924)
Goodwill	(22,500)
(68,748)

Net Capital	458,769

Computation of Aggregate Indebtedness
Accounts payable	1,960

Computation of Basic Net Capital Requirement -
6 2/3% of Aggregate Indebtedness	$ 131

Minimum Required Net Capital	$ 5,000

Net Capital Requirement	$ 5,000

Excess Net Capital	$ 453,769

Excess Net Capital at 120%	$ 452,769

Ratio of Aggregate Indebtedness to Net Capital	0.43%

A reconciliation of the computation of net capital under Rule 15c3-1 as included in the Company's unaudited Form X-17a-5 as of December 31, 2020, filed with the Securities and Exchange Commission and the amount included in the accompanying Schedule I Computation is not required as there are no material differences.

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